Thrivent Large Cap Index Portfolio Annual Fund Operating Expenses - Thrivent Large Cap Index Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.22%